Fair Value Measurements - Recurring Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$ 62,182	$ 68,656
Trading account assets	191,785	200,993
Gross Derivative Assets	984,800	920,300
Derivative assets	52,682	47,495
Total available-for-sale debt securities	284,274	235,951
Other debt securities carried at fair value	36,421	32,844
Loans and leases	8,681	10,042
Mortgage servicing rights	3,530	5,042	5,716
Loans held-for-sale	6,801	6,656
Other assets	13,873	18,055
Liabilities
Interest-bearing deposits in U.S. offices	1,469	1,899
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	35,357	26,500
Gross Derivative Liabilities	981,800	906,400
Derivative Liability	46,909	37,407
Short-term borrowings	2,697	1,520
Long-term debt	36,404	47,035
Assets and Liabilities, Recurring Basis, Supplemental Information:
Assets transferred from Level 1 to Level 2	4,100	500
Liabilities transferred from Level 1 to Level 2	570
U.S. government and government agency securities
Financial assets
Total available-for-sale debt securities	69,595	8,954
Other debt securities carried at fair value	1,541	4,062
Agency
Financial assets
Total available-for-sale debt securities	165,039	164,935
Other debt securities carried at fair value	15,704	16,500
Agency-collateralized mortgage obligations
Financial assets
Total available-for-sale debt securities	14,248	22,492
Other debt securities carried at fair value	0	218
Non-agency residential
Financial assets
Total available-for-sale debt securities	4,454	6,239
Other debt securities carried at fair value	3,745	0
Commercial
Financial assets
Total available-for-sale debt securities	4,000	2,480
Other debt securities carried at fair value	0	749
Other taxable securities
Financial assets
Total available-for-sale debt securities	10,791	16,830
Other debt securities carried at fair value	299	0
Tax-exempt securities
Financial assets
Total available-for-sale debt securities	9,549	5,928
US Government-sponsored Enterprises Debt Securities
Financial assets
Trading account assets	17,200	15,600
Recurring
Financial assets
Federal funds sold and securities borrowed or purchased under agreements to resell	62,182	68,656
Trading account assets	191,785	200,993
Netting adjustments	(932,103)	(872,758)
Derivative assets	52,682	47,495
Total available-for-sale debt securities	284,274	235,951
Other debt securities carried at fair value	36,421	32,844
Loans and leases	8,681	10,042
Mortgage servicing rights	3,530	5,042
Loans held-for-sale	6,801	6,656
Other assets	13,873	18,055
Total assets	660,229	625,734
Liabilities
Interest-bearing deposits in U.S. offices	1,469	1,899
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	35,357	26,500
Total trading account liabilities	74,192	83,469
Netting adjustment	(934,857)	(868,969)
Derivative Liability	46,909	37,407
Short-term borrowings	2,697	1,520
Accrued expenses and other liabilities	12,055	11,233
Long-term debt	36,404	47,035
Total liabilities	209,083	209,063
Recurring | U.S. government and agency securities
Financial assets
Trading account assets	51,019	48,847
Liabilities
Total trading account liabilities	18,960	27,263
Recurring | Corporate securities, trading loans and other
Financial assets
Trading account assets	35,212	32,452
Liabilities
Total trading account liabilities	7,169	6,479
Recurring | Equity securities
Financial assets
Trading account assets	56,358	64,451
Liabilities
Total trading account liabilities	28,349	27,585
Recurring | Non-U.S. sovereign debt
Financial assets
Trading account assets	36,254	37,224
Liabilities
Total trading account liabilities	19,714	22,142
Recurring | Mortgage trading loans and ABS
Financial assets
Trading account assets	12,942	18,019
Recurring | U.S. government and government agency securities
Financial assets
Total available-for-sale debt securities	69,595	8,954
Other debt securities carried at fair value	1,541	4,062
Recurring | Agency
Financial assets
Total available-for-sale debt securities	165,039	164,935
Other debt securities carried at fair value	15,704	16,500
Recurring | Agency-collateralized mortgage obligations
Financial assets
Total available-for-sale debt securities	14,248	22,492
Other debt securities carried at fair value		218
Recurring | Non-agency residential
Financial assets
Total available-for-sale debt securities	4,454	6,239
Other debt securities carried at fair value	3,745
Recurring | Commercial
Financial assets
Total available-for-sale debt securities	4,000	2,480
Other debt securities carried at fair value		749
Recurring | Non-U.S. securities
Financial assets
Total available-for-sale debt securities	6,230	7,220
Other debt securities carried at fair value	15,132	11,315
Recurring | Corporate/Agency bonds
Financial assets
Total available-for-sale debt securities	368	873
Recurring | Other taxable securities
Financial assets
Total available-for-sale debt securities	10,791	16,830
Other debt securities carried at fair value	299
Recurring | Tax-exempt securities
Financial assets
Total available-for-sale debt securities	9,549	5,928
Recurring | Level 1
Financial assets
Federal funds sold and securities borrowed or purchased under agreements to resell	0	0
Trading account assets	87,579	101,050
Gross Derivative Assets	4,957	2,374
Total available-for-sale debt securities	70,624	10,309
Other debt securities carried at fair value	14,811	11,519
Loans and leases	0	0
Mortgage servicing rights	0	0
Loans held-for-sale	0	0
Other assets	11,581	14,474
Total assets	189,552	139,726
Liabilities
Interest-bearing deposits in U.S. offices	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	0	0
Total trading account liabilities	59,471	72,062
Gross Derivative Liabilities	4,493	1,968
Short-term borrowings	0	0
Accrued expenses and other liabilities	10,795	10,130
Long-term debt	0	0
Total liabilities	74,759	84,160
Recurring | Level 1 | U.S. government and agency securities
Financial assets
Trading account assets	33,470	34,222
Liabilities
Total trading account liabilities	18,514	26,915
Recurring | Level 1 | Corporate securities, trading loans and other
Financial assets
Trading account assets	243	1,147
Liabilities
Total trading account liabilities	189	518
Recurring | Level 1 | Equity securities
Financial assets
Trading account assets	33,518	41,324
Liabilities
Total trading account liabilities	24,679	23,874
Recurring | Level 1 | Non-U.S. sovereign debt
Financial assets
Trading account assets	20,348	24,357
Liabilities
Total trading account liabilities	16,089	20,755
Recurring | Level 1 | U.S. government and government agency securities
Financial assets
Total available-for-sale debt securities	67,413	6,591
Other debt securities carried at fair value	1,541	4,062
Recurring | Level 1 | Agency
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value	0	0
Recurring | Level 1 | Agency-collateralized mortgage obligations
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value		0
Recurring | Level 1 | Non-agency residential
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value	0
Recurring | Level 1 | Commercial
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value		0
Recurring | Level 1 | Non-U.S. securities
Financial assets
Total available-for-sale debt securities	3,191	3,698
Other debt securities carried at fair value	13,270	7,457
Recurring | Level 1 | Corporate/Agency bonds
Financial assets
Total available-for-sale debt securities	0	0
Recurring | Level 1 | Other taxable securities
Financial assets
Total available-for-sale debt securities	20	20
Other debt securities carried at fair value	0
Recurring | Level 1 | Tax-exempt securities
Financial assets
Total available-for-sale debt securities	0	0
Recurring | Level 2
Financial assets
Federal funds sold and securities borrowed or purchased under agreements to resell	62,182	68,656
Trading account assets	97,947	90,899
Gross Derivative Assets	972,977	910,602
Total available-for-sale debt securities	211,095	220,882
Other debt securities carried at fair value	21,610	21,325
Loans and leases	6,698	6,985
Mortgage servicing rights	0
Loans held-for-sale	6,628	5,727
Other assets	1,381	1,912
Total assets	1,380,518	1,326,988
Liabilities
Interest-bearing deposits in U.S. offices	1,469	1,899
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	35,357	26,500
Total trading account liabilities	14,685	11,372
Gross Derivative Liabilities	969,502	896,907
Short-term borrowings	2,697	1,520
Accrued expenses and other liabilities	1,250	1,093
Long-term debt	34,042	45,045
Total liabilities	1,059,002	984,336
Recurring | Level 2 | U.S. government and agency securities
Financial assets
Trading account assets	17,549	14,625
Liabilities
Total trading account liabilities	446	348
Recurring | Level 2 | Corporate securities, trading loans and other
Financial assets
Trading account assets	31,699	27,746
Liabilities
Total trading account liabilities	6,944	5,926
Recurring | Level 2 | Equity securities
Financial assets
Trading account assets	22,488	22,741
Liabilities
Total trading account liabilities	3,670	3,711
Recurring | Level 2 | Non-U.S. sovereign debt
Financial assets
Trading account assets	15,332	12,399
Liabilities
Total trading account liabilities	3,625	1,387
Recurring | Level 2 | Mortgage trading loans and ABS
Financial assets
Trading account assets	10,879	13,388
Recurring | Level 2 | U.S. government and government agency securities
Financial assets
Total available-for-sale debt securities	2,182	2,363
Other debt securities carried at fair value	0
Recurring | Level 2 | Agency
Financial assets
Total available-for-sale debt securities	165,039	164,935
Other debt securities carried at fair value	15,704	16,500
Recurring | Level 2 | Agency-collateralized mortgage obligations
Financial assets
Total available-for-sale debt securities	14,248	22,492
Other debt securities carried at fair value		218
Recurring | Level 2 | Non-agency residential
Financial assets
Total available-for-sale debt securities	4,175	6,239
Other debt securities carried at fair value	3,745
Recurring | Level 2 | Commercial
Financial assets
Total available-for-sale debt securities	4,000	2,480
Other debt securities carried at fair value		749
Recurring | Level 2 | Non-U.S. securities
Financial assets
Total available-for-sale debt securities	3,029	3,415
Other debt securities carried at fair value	1,862	3,858
Recurring | Level 2 | Corporate/Agency bonds
Financial assets
Total available-for-sale debt securities	368	873
Recurring | Level 2 | Other taxable securities
Financial assets
Total available-for-sale debt securities	9,104	12,963
Other debt securities carried at fair value	299
Recurring | Level 2 | Tax-exempt securities
Financial assets
Total available-for-sale debt securities	8,950	5,122
Recurring | Level 3
Financial assets
Federal funds sold and securities borrowed or purchased under agreements to resell	0	0
Trading account assets	6,259	9,044
Gross Derivative Assets	6,851	7,277	8,100
Total available-for-sale debt securities	2,555	4,760
Other debt securities carried at fair value		0
Loans and leases	1,983	3,057
Mortgage servicing rights	3,530	5,042
Loans held-for-sale	173	929
Other assets	911	1,669
Total assets	22,262	31,778
Liabilities
Interest-bearing deposits in U.S. offices	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	0	0
Total trading account liabilities	36	35
Gross Derivative Liabilities	7,771	7,501	6,600
Short-term borrowings	0	0
Accrued expenses and other liabilities	10	10
Long-term debt	2,362	1,990
Total liabilities	10,179	9,536
Recurring | Level 3 | U.S. government and agency securities
Financial assets
Trading account assets	0	0
Liabilities
Total trading account liabilities		0
Recurring | Level 3 | Corporate securities, trading loans and other
Financial assets
Trading account assets	3,270	3,559
Total assets	3,300	3,600
Liabilities
Total trading account liabilities	36	35
Recurring | Level 3 | Equity securities
Financial assets
Trading account assets	352	386
Liabilities
Total trading account liabilities		0
Recurring | Level 3 | Non-U.S. sovereign debt
Financial assets
Trading account assets	574	468
Total assets	574	468
Liabilities
Total trading account liabilities		0
Recurring | Level 3 | Mortgage trading loans and ABS
Financial assets
Trading account assets	2,063	4,631
Total assets	2,100	4,600
Recurring | Level 3 | U.S. government and government agency securities
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value	0
Recurring | Level 3 | Agency
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value	0	0
Recurring | Level 3 | Agency-collateralized mortgage obligations
Financial assets
Total available-for-sale debt securities	0
Other debt securities carried at fair value		0
Recurring | Level 3 | Non-agency residential
Financial assets
Total available-for-sale debt securities	279	0
Other debt securities carried at fair value	0
Recurring | Level 3 | Commercial
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value		0
Recurring | Level 3 | Non-U.S. securities
Financial assets
Total available-for-sale debt securities	10	107
Other debt securities carried at fair value	0	0
Recurring | Level 3 | Corporate/Agency bonds
Financial assets
Total available-for-sale debt securities	0	0
Recurring | Level 3 | Other taxable securities
Financial assets
Total available-for-sale debt securities	1,667	3,847
Other debt securities carried at fair value	0
Total assets	1,700	3,800
Recurring | Level 3 | Tax-exempt securities
Financial assets
Total available-for-sale debt securities	599	806
Total assets	$ 599	$ 806